Vessels under Construction	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Vessels under Construction	Vessels, net
At June 30, 2023 the Company owned five WTIVs vessel. A rollforward of activity within vessels is as follows (in thousands):

Balance at December 31, 2022	$521,331
Transfer to assets held for sale or disposed	(118,636)
Additions and other	13,366
Depreciation	(12,135)
Balance at June 30, 2023	$403,926
Vessels Owned

Vessel Name	Year Built
Seajacks Scylla	2015
Seajacks Zaratan	2012
Seajacks Leviathan	2009
Seajacks Hydra	2014
Seajacks Kraken	2009
Vessels under ConstructionVessels under construction was $149.5 million and $111.0 million as of June 30, 2023 and December 31, 2022, respectively, consisting primarily of installments paid to shipyards on the Company’s newbuilding contracts with Hanwha Ocean Co., Ltd. (formerly known as Daewoo Shipbuilding and Marine Engineering) for the construction of two next-generation offshore WTIVs. The aggregate contract price is approximately $654.7 million. The vessels are expected to be delivered in the fourth quarter of 2024 and second quarter of 2025, respectively.